Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Administrative Expenses [Abstract]
Personnel expenses	$ 1,013	$ 1,006	$ 778
Audit fees	143	98	103
Travelling expenses	1	3	5
Consulting fees	243	191	76
Communication	12	7	9
Stationery	3	2	2
Greek tax authorities (note 19)	130	116	118
Other	346	160	265
Total	$ 1,891	$ 1,583	$ 1,356